Share capital (Details)				1 Months Ended	12 Months Ended
	Oct. 25, 2019 shares	Mar. 09, 2012 USD ($) $ / shares	Mar. 09, 2012 CNY (¥)	Oct. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Oct. 13, 2020 USD ($)
Nominal value
Issuance of shares, Nominal value | ¥							¥ 211,959,000		¥ 25,700,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value | ¥							479,927,000
Total consideration for share repurchases | ¥						¥ 1,982,000
Ordinary shares
Authorised:
Par value per share | $ / shares					$ 0.001
Nominal value
Share issue price (in CNY per share) | ¥ / shares									¥ 31.80
American depositary shares
Number of shares
Issuance of shares upon initial public offering (Note ii) (in shares)	2,500,000
Nominal value
Authorized to repurchase shares | $										$ 6,000,000
Number of ordinary shares repurchased				135,000
Total consideration for share repurchases | ¥				¥ 2,000,000
Series A Preferred Shares
Authorised:
Par value per share | $ / shares		$ 1
Nominal value
Issuance of shares, Nominal value		$ 15,600,000	¥ 98,132,000
Number of shares converted	15,600,000
Share capital
Nominal value
Issuance of shares, Nominal value | ¥							53,000		¥ 6,000
Issuance of shares held as treasury shares (Note 32), Nominal value | ¥							41,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value | ¥							¥ 110,000
Share capital | Ordinary shares
Number of shares
Authorised at beginning, Number of shares							121,983,052
Increased in authorised shares, Number of shares					1,378,016,948	1,378,016,948
Authorised at ending, Number of shares					1,500,000,000	1,500,000,000		121,983,052	121,983,052
Nominal value
Authorised at beginning , Nominal value							¥ 802,000
Increased in authorised shares, Nominal value					$ 1,378,000	¥ 9,797,000
Authorised at ending, Nominal value					$ 1,500,000	¥ 10,599,000		$ 122,000	¥ 802,000
Number of shares
Issued and paid capital at beginning, Number of shares							41,798,219	41,000,000	41,000,000
Issuance of shares, independent third party								798,219	798,219
Issuance of shares held as treasury shares (Note 33) (in shares)					5,940,452	5,940,452
Issuance of shares upon initial public offering (Note ii) (in shares)	7,500,000				7,500,000	7,500,000
Preferred shares converted into ordinary share upon initial public offering (Note iii) (in shares)	15,600,000				15,600,000	15,600,000
Issued and paid capital at ending, Number of shares					70,838,671	70,838,671		41,798,219	41,798,219
Nominal value
Balance at the beginning							¥ 265,000	$ 41,000	¥ 259,000
Issuance of shares, Nominal value					$ 8,000	¥ 53,000		1,000	6,000
Issuance of shares held as treasury shares (Note 32), Nominal value					6,000	41,000
Preferred shares converted into ordinary share upon initial public offering (Note iii), Nominal value					16,000	110,000
Balance at the end					$ 72,000	¥ 469,000		$ 42,000	¥ 265,000